PRUCO LIFE INSURANCE COMPANY
Pruco Life Variable Universal Account

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Pruco Life of New Jersey Variable Appreciable Account

Supplement dated January 15, 2016,
to
Prospectuses dated May 1, 2015,
 for
 PruLife® Custom Premier II Variable Universal Life Contracts, and
MPremierSM VUL Contracts

This Supplement should be read and retained with the current Prospectus for your Variable Life Insurance Contract. This Supplement is intended to update certain information in the Prospectus for your Variable Life Insurance Contract. If you would like another copy of the current Prospectus, please contact us at (800) 778-2255.

Name Change: Neuberger Berman Management LLC and Neuberger Berman LLC

On January 1, 2016, Neuberger Berman Management LLC and Neuberger Berman LLC transferred investment advisory services to Neuberger Berman Fixed Income LLC.  Also at that time, Neuberger Berman Fixed Income LLC changed its name to Neuberger Berman Investment Advisers LLC.  Due to this change the following updates apply to your prospectus:

1) The PSF SP International Growth Portfolio row in the Affiliated Funds table is deleted and replaced with the following:

PSF SP International Growth Portfolio – Class I	Seeks long-term growth of capital.	Jennison Associates LLC; Neuberger Berman Investment Advisers LLC; William Blair & Company, LLC

2) The Neuberger Berman AMT Socially Responsive Portfolio row in the Unaffiliated Funds table is deleted and replaced with the following:

Neuberger Berman AMT Socially Responsive Portfolio - Class S	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.	Neuberger Berman Investment Advisers LLC

New Subadvisory Arrangement: PSF Natural Resources Portfolio

On or about February 8, 2016, Allianz Global Investors U.S., LLC will replace Jennison Associates, LLC as subadviser to the PSF Natural Resources Portfolio.  At that time the PSF Natural Resources row in the Affiliated Funds table will be deleted and replaced with the following:

PSF Natural Resources Portfolio – Class I	Seeks long-term growth of capital.	Allianz Global Investors U.S. LLC

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS

PRODUCTSUP107
PCP2, PCP214, PCP215, MPVUL